UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX   75062

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period:  7/31/11

Item 1.  Schedule of Investments.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares		Value
	COMMON STOCK - 94.6%
	ADVERTISING - 0.9%
1,800	Omnicom Group, Inc.	$ 84,456

	AEROSPACE/DEFENSE - 0.5%
600	L-3 Communications Holdings, Inc.	47,472

	AGRICULTURE - 1.6%
4,800	Archer-Daniels-Midland Co.	145,824

	APPAREL - 2.5%
2,000	VF Corp.	233,600

	AUTO PARTS & EQUIPMENT - 1.6%
3,100	Magna International, Inc- Cl A	151,187

	BANKS - 3.7%
3,120	PNC Financial Services Group, Inc.	169,385
2,200	Toronto-Dominion Bank	175,714
		345,099
	BEVERAGES - 1.7%
4,200	Dr Pepper Snapple Group, Inc.	158,592

	CHEMICALS - 1.9%
1,800	Eastman Chemical Co.	173,862

	COAL - 0.5%
900	Consol Energy, Inc.	48,240

	COMMERCIAL SERVICES - 1.1%
5,200	Western Union Co.	100,932

	COMPUTERS - 4.8%
2,700	Accenture PLC - Cl. A	159,678
400	Apple Inc. *	156,192
5,000	EMC Corp. *	130,400
		446,270
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
3,240	American Express Co.	162,130
6,800	Invesco Ltd.	150,824
		312,954
	ELECTRIC - 3.3%
2,540	NextEra Energy Inc.	140,335
5,100	Northeast Utilities	173,400
		313,735
	ELECTRONICS - 3.5%
3,500	Agilent Technologies, Inc. *	147,560
9,800	Jabil Circuit Inc.	179,438
		326,998

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Value
	FOOD - 5.2%
4,200	General Mills, Inc.	$ 156,870
6,800	Safeway, Inc.	137,156
6,200	Sysco Corp.	189,658
		483,684
	HEALTHCARE-PRODUCTS - 3.7%
3,700	Covidien PLC	187,923
3,360	St Jude Medical, Inc.	156,240
		344,163
	HEALTHCARE-SERVICES - 2.0%
2,500	Humana, Inc.	186,450

	HOUSEHOLD PRODUCTS/WARES - 1.7%
2,500	Kimberly-Clark Corp.	163,400

	INSURANCE - 5.3%
6,100	Sun Life Financial, Inc.	168,970
4,500	Torchmark Corp.	181,755
2,600	Travelers Cos, Inc.	143,338
		494,063
	IRON/STEEL - 1.8%
1,900	Cliffs Natural Resources, Inc.	170,658

	MACHINERY-DIVERSIFIED - 1.8%
2,200	Deere & Co.	172,722

	MISCELLANEOUS MANUFACTURING - 5.9%
2,200	Cooper Industries PLC	115,082
2,520	Dover Corp.	152,384
3,140	Eaton Corp.	150,563
2,780	Illinois Tool Works Inc.	138,444
		556,473
	OIL & GAS - 7.5%
1,420	Apache Corp.	175,682
2,500	Devon Energy Corp.	196,750
2,440	Newfield Exploration Co. *	164,505
4,800	Seadrill Ltd.	166,848
		703,785
	OIL & GAS SERVICES - 3.7%
3,500	Halliburton Co.	191,555
1,880	National Oilwell Varco Inc.	151,472
		343,027
	PHARMACEUTICALS - 3.5%
3,240	Abbott Laboratories	166,277
4,100	AmerisourceBergen Corp.	157,071
		323,348
	PIPELINES - 1.1%
3,700	Spectra Energy Corp.	99,974

	REITS - 1.8%
10,200	Annaly Capital Management, Inc.	171,156

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Value
	RETAIL - 5.4%
2,400	Advance Auto Parts, Inc.	$ 131,928
6,800	Macy's, Inc.	196,316
3,200	TJX Cos, Inc.	176,960
		505,204
	SEMICONDUCTORS - 5.2%
3,800	Analog Devices, Inc.	130,720
5,000	Avago Technologies, Ltd.	168,150
8,600	Intel Corp.	192,038
		490,908
	SHIPBUILDING - 0.1%
228	Huntington Ingalls Industries, Inc. *	7,633

	SOFTWARE - 2.0%
8,500	CA, Inc.	189,550

	TELECOMMUNICATIONS - 4.6%
3,460	BCE, Inc.	132,068
3,000	Harris Corp.	119,610
1,028	Qualcomm, Inc.	56,314
3,480	Verizon Communications, Inc.	122,809
		430,801
	TRANSPORTATION - 1.4%
1,900	United Parcel Service, Inc. - Cl. B	131,518

	TOTAL COMMON STOCK (Cost - $8,285,160)	8,857,738

	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
452,379	Fidelity Institutional Money Market Funds -Money Market Portfolio-0.45%**	452,379
	(Cost 452,379)

	TOTAL INVESTMENTS - 99.4% (Cost - $8,737,539)	$ 9,310,117
	OTHER ASSETS LESS LIABILITIES - 0.6%	55,360
	NET ASSETS - 100.0%	$ 9,365,477

(a) Represents costs for fiancial reporting purposes. Aggregate cost for federal tax purposes is substancially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 800,574
	Unrealized depreciation	(227,996)
	Net unrealized appreciation	$ 572,578
* Non-income producing security
**Money market fund; interset rate reflects seven day effective yield on July 31,2011

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares		Value
	COMMON STOCK - 94.8%
	AEROSPACE/DEFENSE - 3.5%
1,060	AAR Corp.	$ 31,100
600	Triumph Group, Inc.	32,304
		63,404
	APPAREL - 1.8%
1,230	Maidenform Brands, Inc. *	31,795

	AUTO PARTS & EQUIPMENT - 3.1%
1,680	Cooper Tire & Rubber Co.	28,325
1,420	Federal-Mogul Corp. *	27,221
		55,546
	BANKS - 4.8%
500	Bank of the Ozarks, Inc.	25,975
1,200	Community Bank System, Inc.	30,192
1,120	Community Trust Bancorp, Inc.	30,374
		86,541
	CHEMICALS - 3.4%
340	Eastman Chemical Co.	32,840
210	Lubrizol Corp.	28,266
		61,106
	COMMERCIAL SERVICES - 1.8%
1,400	Deluxe Corp.	32,956

	COMPUTERS - 1.2%
600	Manhattan Associates, Inc. *	22,380

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
560	NYSE Euronext	18,738
480	World Acceptance Corp. *	30,586
		49,324
	ELECTRIC - 3.6%
940	Northeast Utilities	31,960
1,760	TECO Energy, Inc.	32,613
		64,573
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
2,800	Power-One Inc. *	20,188

	ELECTRONICS - 6.8%
800	Arrow Electronics, Inc. *	27,800
3,200	Flextronics International Ltd. *	20,640
1,220	Jabil Circuit, Inc.	22,338
1,220	Newport Corp. *	18,959
1,340	PerkinElmer, Inc.	32,776
		122,513
	FOOD - 1.3%
840	Hormel Foods Corp.	24,335

	FOREST PRODUCTS & PAPER - 3.6%
1,300	Buckeye Technologies, Inc.	34,957
1,000	MeadWestvaco Corp.	31,140
		66,097
EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Value
	GAS - 1.7%
740	AGL Resources, Inc.	$ 30,192

	HEALTHCARE-PRODUCTS - 3.5%
170	Atrion Corp.	33,847
1,420	Hanger Orthopedic Group, Inc. *	29,834
		63,681
	HEALTHCARE-SERVICES - 1.2%
280	Humana, Inc.	20,882

	INSURANCE - 6.6%
1,000	Assurant, Inc.	35,620
3,460	Meadowbrook Insurance Group, Inc.	32,524
280	PartnerRe Ltd.	18,710
1,340	Unum Group	32,683
		119,537
	MACHINERY-CONSTRUCTION & MINING - 1.5%
280	Joy Global, Inc.	26,298

	MISCELLANEOUS MANUFACTURING - 3.3%
480	Dover Corp.	29,025
1,240	Trimas Corp. *	29,723
		58,748
	OIL & GAS - 5.1%
630	Atwood Oceanics, Inc. *	29,421
1,280	Georesources, Inc. *	32,666
440	Newfield Exploration Co. *	29,665
		91,752
	OIL & GAS SERVICES - 1.8%
400	Oil States International, Inc. *	32,280

	PHARMACEUTICALS - 4.0%
740	AmerisourceBergen Corp.	28,349
1,080	Jazz Pharmaceuticals, Inc. *	43,708
		72,057
	REITS - 3.5%
2,940	Ashford Hospitality Trust, Inc.	32,046
1,560	Invesco Mortgage Capital, Inc.	30,545
		62,591
	RETAIL - 11.9%
400	Advance Auto Parts, Inc.	21,988
1,470	Asbury Automotive Group, Inc. *	31,649
1,400	Brinker International, Inc.	33,628
1,280	Cabela's, Inc. *	35,021
1,360	Finish Line, Inc.	28,968
1,070	Macy's, Inc.	30,891
900	Nu Skin Enterprises Inc.	33,786
		215,931
EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Value
	SEMICONDUCTORS - 6.1%
720	Avago Technologies Ltd.	$ 24,214
2,140	GT Advanced Technologies, Inc. *	29,190
260	KLA-Tencor Corp.	10,353
3,200	ON Semiconductor Corp. *	27,808
1,460	Teradyne, Inc. *	19,695
		111,260
	TELECOMMUNICATIONS - 3.0%
740	Harris Corp.	29,504
1,520	MetroPCS Communications, Inc. *	24,745
		54,249
	TRANSPORTATION - 1.4%
450	Ryder System, Inc.	25,344

	TRUCKING & LEASING - 1.5%
1,060	Textainer Group Holdings Ltd.	27,507

	TOTAL COMMON STOCK (Cost - $1,577,338)	1,713,067

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUND - 5.7%
103,800	Fidelity Institutional Money Market Funds - Money Market Portfolio -0.45% **	103,800
	(Cost- $103,800)

	TOTAL INVESTMENTS - 100.5% (Cost - $1,681,138)	$ 1,816,867
	OTHER LIABILITIES LESS ASSETS - (0.5) %	(9,234)
	NET ASSETS - 100.0%	$ 1,807,633

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 191,089
	Unrealized depreciation	(55,360)
	Net unrealized appreciation	$ 135,729
* Non-income producing security
**Money market fund; interest rate reflects seven say effective yield on July 31,2011

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares				Value
	COMMON STOCK - 10.2%
	COAL - 1.6%
583	Alliance Holdings GP LP			$ 29,162
388	Alliance Resourse Partners LP			29,802
857	Natural Resource Partners LP			26,816
1,261	Penn Virginia Resource Partners LP			34,955
				120,735
	COMMERCIAL SERVICES - 0.4%
1,000	Teekay Offshore Partners LP			28,610

	ELECTRIC - 0.7%
508	PG&E Corp.			21,046
668	Pinnacle West Capital Corp.			28,290
				49,336
	OIL & GAS - 1.0%
1,525	BreitBurn Energy Partners LP			28,548
1,154	Encore Energy Partners LP			25,330
873	Legacy Reserves LP			24,274
				78,152
	PHARMACEUTICALS - 0.4%
515	Abbott Laboratories			26,430

	PIPELINES - 2.3%
490	Buckeye Partners LP			30,841
608	Duncan Energy Partners LP			25,445
496	Magellan Midstream Partners LP			29,274
506	MarkWest Energy Partners LP			23,458
1,071	Spectra Energy Corp.			28,938
350	Sunoco Logistics Partners LP			30,019
				167,975
	REITS - 1.6%
2,459	Ashford Hospitality Trust, Inc.			26,803
438	Digital Realty Trust, Inc.			26,810
425	Health Care REIT, Inc.			22,431
1,207	Invesco Mortgage Capital, Inc.			23,633
908	Omega Healthcare Investors, Inc.			17,833
				117,510
	SEMICONDUCTORS - 0.4%
1,278	Intel Corp.			28,538

	TELECOMMUNICATIONS - 1.4%
739	BCE, Inc.			28,208
1,388	Consolidated Communications Holdings, Inc.			25,012
616	Verizon Communications, Inc.			21,739
1,084	Vodafone Group PLC			30,460
				105,419
	WATER - 0.4%
1,003	American Water Works Co., Inc.			28,084

	TOTAL COMMON STOCK (Cost - $746,431)			750,789

	CLOSED-END FUNDS - 0.4%
3,000	DWS Multi-Market Income Trust			30,120
	(Cost -30,193)

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Par Value		Coupon Rate(%)	Maturity	Value
	BONDS & NOTES - 62.4%
	AUTO PARTS & EQUIPMENT - 0.8%
50,000	Johnson Controls, Inc.	5.500%	1/15/2016	$ 56,847

	BANKS - 6.0%
60,000	Bank of New York Mellon Corp.	4.300%	5/15/2014	65,230
65,000	BB&T Corp.	4.750%	10/1/2012	67,604
70,000	Fifth Third Bancorp	4.500%	6/1/2018	70,880
100,000	Morgan Stanley	5.450%	1/9/2017	106,484
60,000	PNC Financial Services Group, Inc.	6.750%		59,870
70,000	Regions Financial Corp.	5.750%	6/15/2015	69,212
				439,280
	CHEMICALS - 1.4%
98,000	Praxair, Inc.	4.375%	3/31/2014	106,355

	COMMERCIAL SERVICES - 1.4%
100,000	Block Financial LLC	5.125%	10/30/2014	103,938

	ELECTRIC - 1.0%
70,000	FirstEnergy Corp.	6.450%	11/15/2011	70,913

	ELECTRONICS - 1.5%
100,000	Jabil Circuit, Inc.	7.750%	7/15/2016	111,250

	FOOD - 1.5%
100,000	ConAgra Foods, Inc.			110,356

	INSURANCE - 0.7%
50,000	Hartford Financial Services Group, Inc.	5.500%	10/15/2016	54,200

	MUNICIPAL - 13.3%
76,440	Colorado Housing & Finance Authority	5.220%	5/1/2036	76,405
85,000	Maryland Community Development Commission	6.500%	3/1/2043	87,362
140,000	Missouri Housing Development Commission	5.830%	9/1/2017	148,252
55,000	Missouri Housing Development Commission	6.250%	9/1/2032	56,430
80,000	Nebraska Investment Finance Authority	4.950%	9/1/2026	80,093
75,000	New Hampshire Housing Finance Authority	5.533%	7/1/2037	74,866
60,000	New Mexico Mortgage Finance Authority	1.800%	9/1/2012	60,032
20,000	New Mexico Mortgage Finance Authority	5.820%	7/1/2030	20,449
15,000	New Mexico Mortgage Finance Authority	6.350%	1/1/2028	15,736
50,000	Oklahoma Housing Finance Agency	5.410%	3/1/2014	53,700
130,000	Utah Housing Corp.	5.110%	7/1/2017	131,451
100,000	Vancouver Housing Authority	3.754%	3/1/2016	103,726
70,000	Wisconsin Housing & Economic Development Authority	5.530%	3/1/2038	69,882
				978,384
	OIL & GAS - 4.1%
100,000	ATP Oil & Gas Corp	11.850%	5/1/2015	102,250
78,000	Transocean, Inc.	5.250%	3/15/2013	82,478
100,000	Transocean, Inc.	6.000%	3/15/2018	113,499
				298,227
	PIPELINES - 2.1%
40,000	Oneok, Inc.	5.200%	6/15/2015	44,350
100,000	Spectra Energy Capital LLC	5.668%	8/15/2014	111,057
				155,407

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Par Value		Coupon Rate(%)	Maturity	Value
	U.S. GOVERNMENT AGENCY - 14.5%
16,250	Federal Home Loan Mortgage Corp.	2.509%	11/1/2018	$ 16,811
32,874	Federal Home Loan Mortgage Corp.	2.399%	1/1/2024	33,830
36,420	Federal Home Loan Mortgage Corp.	2.540%	1/1/2024	37,506
40,000	Federal National Mortgage Association	4.625%	10/15/2014	44,667
63,693	Federal National Mortgage Association	3.198%	1/1/2017	66,384
45,639	Federal National Mortgage Association	1.580%	4/1/2024	46,848
21,799	Federal National Mortgage Association	2.545%	8/1/2034	22,727
115,110	Federal National Mortgage Association	2.609%	7/1/2036	121,264
132,429	Federal National Mortgage Association	2.467%	3/1/2038	139,040
609	Government National Mortgage Association	9.000%	6/15/2021	672
161	Government National Mortgage Association	9.000%	2/15/2022	184
1139	Government National Mortgage Association	8.500%	4/15/2022	1,288
33,255	Government National Mortgage Association	2.125%	10/20/2022	33,899
2,808	Government National Mortgage Association	8.000%	2/15/2023	3,131
16,146	Government National Mortgage Association	2.625%	7/20/2023	16,492
749	Government National Mortgage Association	7.000%	8/15/2023	853
16,800	Government National Mortgage Association	2.625%	8/20/2023	17,162
718	Government National Mortgage Association	7.000%	9/15/2023	814
3,774	Government National Mortgage Association	7.500%	12/15/2023	4,325
5,044	Government National Mortgage Association	6.500%	1/15/2024	5,737
1,921	Government National Mortgage Association	7.000%	2/15/2024	2,194
11,820	Government National Mortgage Association	2.375%	2/20/2024	12,067
12,710	Government National Mortgage Association	2.375%	3/20/2024	12,976
5,999	Government National Mortgage Association	3.750%	4/20/2024	6,102
13,494	Government National Mortgage Association	3.750%	5/20/2024	13,725
10,926	Government National Mortgage Association	2.625%	9/20/2024	11,172
16,279	Government National Mortgage Association	2.625%	9/20/2024	16,645
12,427	Government National Mortgage Association	2.125%	12/20/2024	12,691
17,258	Government National Mortgage Association	2.500%	12/20/2024	17,630
45,446	Government National Mortgage Association	2.375%	2/20/2025	46,428
11,238	Government National Mortgage Association	2.625%	7/20/2025	11,498
1,634	Government National Mortgage Association	6.500%	4/15/2026	1,867
8,341	Government National Mortgage Association	6.500%	2/15/2027	9,498
18,140	Government National Mortgage Association	7.000%	4/15/2028	20,816
48,768	Government National Mortgage Association	2.625%	9/20/2030	49,809
92,487	Government National Mortgage Association	2.625%	7/20/2031	95,029
96,549	Government National Mortgage Association	2.000%	1/20/2032	98,990
11,831	Government National Mortgage Association	2.125%	12/20/2032	12,135
				1,064,906

	U.S GOVERNMENT - 14.1%
60,000	United States Treasury Inflation Indexed Bonds	3.750%	1/15/2012	77,602
205,000	United States Treasury Inflation Indexed Bonds	2.000%	4/15/2012	232,435
150,000	United States Treasury Inflation Indexed Bonds	3.000%	7/15/2012	195,810
180,000	United States Treasury Inflation Indexed Bonds	0.625%	4/15/2013	198,723
40,000	United States Treasury Inflation Indexed Bonds	2.375%	2/28/2015	42,305
225,000	United States Treasury Inflation Indexed Bonds	2.500%	7/15/2016	293,704
				1,040,579

	TOTAL BONDS & NOTES (Cost - $4,460,900)			4,590,642

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Rate %		Value
	PREFERRED STOCK - 23.4%
	BANKS - 6.9%
2,400	HSBC Holdings PLC	8.125%		$ 63,816
3,200	KeyCorp Capital X	8.000%		81,536
3,400	M&T Capital Trust IV	8.500%		89,454
2,000	PNC Capital Trust E	7.750%		51,940
2,800	SunTrust Capital IX	7.875%		71,680
1,600	Susquehanna Capital I	9.375%		41,758
1,000	US Bancorp	7.875%		27,680
3,200	USB Capital VIII	6.350%		79,904
				507,768
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
1,200	Corporate-Backed Trust Certificates	8.200%		30,732
3,200	HSBC Finance Corp.	6.360%		76,544
3,600	Morgan Stanley Capital trust III	6.250%		85,896
3,000	National City Capital Trust IV	8.000%		77,160
				270,332
	INSURANCE - 7.6%
3,200	AAG Holding Co., Inc.	7.500%		80,576
3,400	Aegon NV	7.250%		83,062
3,200	American Financial Group, Inc.	7.125%		80,448
3,200	Aspen Insurance Holdings Ltd.	7.401%		79,680
3,200	Axis Capital Holdings Ltd.	7.250%		79,744
3,000	Endurance Specialty Holdings Ltd.	7.750%		76,500
3,400	Hartford Financial Services Group, Inc.	7.250%		80,920
				560,930
	OIL & GAS - 1.0%
3,000	GMX Resources, Inc.	9.250%		72,300

	REITS - 4.2%
3,200	Entertainment Properties Trust *	7.750%		80,864
2,400	Health Care REIT, Inc	7.875%		62,376
3,400	Kimco Realty Corp.	7.750%		88,128
3,200	Public Storage	7.250%		80,768
				312,136

	TOTAL PREFERRED STOCK (Cost - $1,718,762)			1,723,466

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
292,241	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.45% *			292,241
	(Cost - $292,241)

	TOTAL INVESTMENTS - 100.4% ( Cost - $7,248,527)			$ 7,387,258
	OTHER LIABILITIES LESS ASSETS - (0.4) %			(26,245)
	NET ASSETS - 100.0%			$ 7,361,018

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differ from market Value by net unrealized appreciation/(depreciation on securities as follows:
	Unrealized appreciation			$ 184,002
	Unrealized depreciation			(45,271)
	Net unrealized appreciation			$ 138,731
* Money market fund, interest rate reflects seven day effective yield on July 31,2011

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares		Value
	COMMON STOCK - 95.1%
	AEROSPACE/DEFENSE - 1.6%
1,300	General Dynamics Corp.	$ 88,582

	AGRICULTURE - 1.4%
1,120	Philip Morris International, Inc.	79,710

	APPAREL - 1.1%
540	VF Corp.	63,072

	BANKS - 6.3%
2,300	JPMorgan Chase & Co.	93,035
1,600	PNC Financial Services Group, Inc.	86,864
1,400	Royal Bank of Canada	75,222
3,550	Wells Fargo & Co.	99,187
		354,308
	BEVERAGES - 1.6%
3,100	Coca-Cola Enterprises, Inc.	87,141

	CHEMICALS - 2.3%
720	Eastman Chemical Co.	69,544
1,190	EI du Pont de Nemours & Co.	61,190
		130,734
	COMMERCIAL SERVICES - 2.0%
5,900	Western Union Co.	114,519

	COMPUTERS - 6.2%
310	Apple, Inc. *	121,049
3,800	EMC Corp/Massachusetts *	99,104
700	International Business Machines Corp.	127,295
		347,448
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
1,640	Ameriprise Financial, Inc.	88,724

	ELECTRIC - 3.3%
2,900	Northeast Utilities	98,600
4,670	TECO Energy, Inc.	86,535
		185,135
	ELECTRONICS - 3.4%
2,200	Agilent Technologies, Inc. *	92,752
2,900	Arrow Electronics, Inc. *	100,775
		193,527
	FOOD - 1.2%
2,280	Hormel Foods Corp.	66,052

	HEALTHCARE-PRODUCTS - 1.8%
2,000	Covidien PLC	101,580

	HEALTHCARE-SERVICES - 1.8%
2,040	UnitedHealth Group, Inc.	101,245

	HOME FURNISHINGS - 1.7%
1,400	Whirlpool Corp.	96,922

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Value
	HOUSEHOLD PRODUCTS/WARES - 1.1%
920	Kimberly-Clark Corp.	$ 60,131

	INSURANCE - 4.8%
1,500	Prudential Financial, Inc.	88,020
3,260	Sun Life Financial, Inc.	90,302
3,640	Unum Group	88,780
		267,102
	MACHINERY-DIVERSIFIED - 1.8%
1,300	Deere & Co.	102,063

	MEDIA - 1.8%
2,040	Viacom, Inc.	98,777

	METAL FABRICATE/HARDWARE - 1.7%
2,140	Timken Co.	93,454

	MINING - 1.2%
1,290	Freeport-McMoRan Copper & Gold, Inc.	68,318

	MISCELLANEOUS MANUFACTURING - 3.4%
1,480	Dover Corp.	89,495
5,500	General Electric Co.	98,505
		188,000
	OIL & GAS - 10.8%
700	Apache Corp.	86,604
940	Chevron Corp.	97,779
1,270	ConocoPhillips	91,427
1,300	Exxon Mobil Corp.	103,727
1,540	Helmerich & Payne, Inc.	106,337
2,500	Marathon Oil Corp.	77,425
950	Marathon Petroleum Corp. *	41,601
		604,900
	OIL & GAS SERVICES - 1.9%
1,960	Halliburton Co.	107,271

	PHARMACEUTICALS - 7.2%
2,000	Abbott Laboratories	102,640
2,260	Cardinal Health, Inc.	98,897
2,490	Endo Pharmaceuticals Holdings, Inc. *	92,753
1,930	Herbalife Ltd.	107,540
		401,830
	REITS - 1.6%
5,430	Annaly Capital Management, Inc.	91,115

	RETAIL - 6.7%
4,000	Macy's, Inc.	115,480
1,180	Ross Stores, Inc.	89,409
1,580	Wal-Mart Stores, Inc.	83,282
2,200	Walgreen Co.	85,888
		374,059
	SEMICONDUCTORS - 3.7%
2,780	Avago Technologies Ltd.	93,491
5,200	Intel Corp.	116,116
		209,607
	SOFTWARE - 3.8%
4,200	Microsoft Corp.	115,080
3,260	Oracle Corp.	99,691
		214,771

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Value
	TELECOMMUNICATIONS - 2.9%
1,700	BCE, Inc.	$ 64,889
1,700	MetroPCS Communications, Inc. *	27,676
1,900	Verizon Communications, Inc.	67,051
		159,616
	TOYS/GAMES/HOBBIES - 1.7%
3,600	Mattel, Inc.	95,976

	TRANSPORTATION - 1.7%
910	Union Pacific Corp.	93,257

	TOTAL COMMON STOCK (Cost - $4,778,935)	5,328,946

	SHORT-TERM INVESTMENTS - 4.7%
	MONEY MARKET FUND - 4.7%
259,793	Fidelity Institutional Money Market Funds - Money Market Portfolio- 0.45%**	259,793
	(Cost - $259,793)

	TOTAL INVESTMENTS - 99.8% (Cost - $5,038,728)	$ 5,588,739
	OTHER ASSETS LESS LIABILITIES - 0.2%	12,770
	NET ASSETS - 100.0%	$ 5,601,512

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market Value by net unrealized appreciation/(depreciation) on securties as follows:
	Unrealized appreciation	$ 664,335
	Unrealized depreciation	(114,324)
	Net unrealized appreciation	$ 550,011
*Non-income producing security
** Money market fund; interest rate reflects seven day efffective yield on July 31,2011
Epiphany Funds
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,857,738	$ -	$ -	$ 8,857,738
Short-Term Investments	452,379	-	-	452,379
Total	$ 9,310,117	$ -	$ -	$ 9,310,117

Epiphany FFV Focused Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,713,067	$ -	$ -	$ 1,713,067
Short-Term Investments	103,800	-	-	103,800
Total	$ 1,816,867	$ -	$ -	$ 1,816,867

Epiphany FFV Strategic Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 750,789	$ -	$ -	$ 750,789
Bonds & Notes	-	4,590,642	-	4,590,642
Preferred Stock	-	1,723,466	-	1,723,466
Closed End Funds	30,120			30,120
Short-Term Investments	292,241	-	-	292,241
Total	$ 1,073,150	$ 6,314,108	$ -	$ 7,387,258

Dana Large Cap Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,328,946	$ -	$ -	$ 5,328,946
Short-Term Investments	259,793	-	-	259,793
Total	$ 5,588,739	$ -	$ -	$ 5,588,739
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

/s/Samuel J. Saladino

       Samuel J. Saladino, III, President

Date 9/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

s/Samuel J. Saladino

    Samuel J. Saladino, III, President

Date

9/28/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/11